Cash and Cash Equivalents - Schedule of Net Ongoing Clearance Operations (Details) - CLP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Assets
Documents drawn on other banks (clearing)	$ 109,635	$ 84,635
Funds receivable	262,821	330,870
Subtotal transactions in the course of collection	372,456	415,505
Liabilities
Funds payable	(283,605)	(356,871)
Subtotal transactions in the course of payments	(283,605)	(356,871)
Net transactions in the course of settlement	$ 88,851	$ 58,634